UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
TENNENBAUM OPPORTUNITIES PARTNERS V, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2010

Date of reporting period: MARCH 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

March 31, 2010

Showing Percentage of Total Cash and Investments of the Registrant

Investment	Principal Amount	Fair Value	Percent of Cash and Investments

Debt Investments (76.47%)
Bank Debt (45.31%) (1)
Architectural, Engineering, and Related Services (1.33%)
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 10%, due 9/12/14	$19,304,866	$19,304,866	1.33%

Book, Periodical and Music Stores (2.19%)
Borders Group, Inc., 2nd Lien Term Loan, LIBOR + 12.25%, due 4/1/14	$33,201,753	31,790,678	2.19%

Cable and Other Subscription Programming (2.83%)
Primacom AG, Mezzanine Term Loan, EURIBOR + 3.5% Cash + 7% PIK,
due 11/21/17 - (Germany) (3)	€34,900,838	41,044,973	2.83%

Communications Equipment Manufacturing (6.50%)
Dialogic Corporation, Senior Secured Notes, 15% Cash + 2% PIK, due 9/30/10	$5,470,311	5,459,370	0.38%
Dialogic Corporation, Senior Secured Notes, LIBOR + 10% Cash + 2% PIK, due 9/30/10	$41,023,112	40,982,089	2.82%
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR + 3.25%, due 8/10/14	$52,628,534	48,010,380	3.30%
Total Communications Equipment Manufacturing		94,451,839

Computer and Peripheral Equipment Manufacturing (1.04%)
Palm, Inc., Tranche B Term Loan, LIBOR + 3.5%, due 4/24/14	$3,087,686	2,521,611	0.16%
Targus Group, 1st Lien Term Loan, LIBOR + 5.75% Cash + 3.5% PIK, due 11/22/12	$16,211,143	12,901,362	0.88%
Total Computer and Peripheral Equipment Manufacturing		15,422,973

Gambling Industries (2.88%)
Gateway Casinos, Inc., 1st Lien Delayed Draw Term Loan, LIBOR + 4.5%,
due 9/30/14 - (Canada)	$167,558	161,763	0.01%
Gateway Casinos, Inc., 1st Lien Term Loan, LIBOR + 2.5%, due 9/30/14 - (Canada)	$827,389	798,776	0.06%
Gateway Casinos, Inc., 2nd Lien Term Loan, LIBOR + 5.5%, due 3/31/15 - (Canada)	$80,000,000	20,250,000	1.40%
Gateway Casinos, Inc., Hedge Obligation Claim, 2.5% - (Canada)	$21,180,720	20,448,227	1.41%
Total Gambling Industries		41,658,766

Industrial Machinery Manufacturing (3.23%)
BOC Edwards Limited 1st Lien Term Loan, LIBOR + 2%, due 5/31/14	$15,721,350	14,149,215	0.98%
BOC Edwards Limited 2nd Lien Term Loan, LIBOR + 5.75%, due 11/30/14	$40,800,914	32,640,732	2.25%
Total Industrial Machinery Manufacturing		46,789,947

Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing (0.22%)
Acument Global Technologies, LLC, 1st Lien Term Loan, 10% Cash + 4% PIK,
due 8/11/13	$3,398,656	3,228,723	0.22%

Management, Scientific, and Technical Consulting Services (0.80%)
Booz Allen Hamilton, Inc., Mezzanine Loan, 13%, due 7/31/16	$11,354,118	11,609,586	0.80%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2010

Showing Percentage of Total Cash and Investments of the Registrant

Investment	Principal Amount	Fair Value	Percent of Cash and Investments

Debt Investments (continued)
Motor Vehicle Parts Manufacturing (5.66%)
Visteon Corporation, 1st Lien Term Loan, PRIME + 2%, due 6/13/13 (4)	$71,627,582	$80,151,264	5.52%
Visteon Corporation, Secured Super Priority Priming Senior Multi-Draw
Term Loan, LIBOR + 6.5%, due 8/18/10	$4,000,000	2,040,000	0.14%
Total Motor Vehicle Parts Manufacturing		82,191,264

Offices of Real Estate Agents and Brokers (1.13%)
Realogy Corporation, 2nd Lien Term Loan A, 13.5%, due 10/15/17	$21,204,819	23,378,313	1.61%
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13	$48,915,663	(6,909,337)	-0.48%
Total Offices of Real Estate Agents and Brokers		16,468,976

Other Financial Investment Activities (2.64%)
American Capital, Ltd., Senior Unsecured Revolver, PRIME + 5.75%, due 3/31/11	$38,735,378	38,355,237	2.64%

Radio and Television Broadcasting (4.66%)
Broadcast Facilities, Inc., 1st Lien Revolver, 13%, due 12/13/14 (2)	$8,437,500	3,600,000	0.25%
Broadcast Facilities, Inc., 1st Lien Term Loan, 13%, due 12/13/14 (2)	$63,562,500	64,039,219	4.41%
Total Radio and Television Broadcasting		67,639,219

Semiconductor and Other Electronic Component Manufacturing (2.79%)
Isola USA Corporation, 1st Lien Term Loan, Prime + 9.75%, due 12/18/12	$41,288,733	37,159,860	2.56%
Isola USA Corporation, Revolver, Prime + 9%, due 12/18/12	$3,737,600	3,270,400	0.23%
Total Semiconductor and Other Electronic Component Manufacturing		40,430,260

Wired Telecommunications Carriers (7.41%)
Bulgaria Telecom Company AD, 1st Lien Tranche B Term Loan,
EURIBOR + 2.75%, due 8/9/15 - (Netherlands) (3)	$7,243,785	7,504,910	0.52%
Hawaiian Telcom Communications Inc., Revolver, Prime + 1.25%, due 4/30/12	$10,494,245	8,710,223	0.60%
Hawaiian Telcom Communications Inc., Tranche C Term Loan, Prime + 1.25%,
due 4/30/12	$2,976,011	2,470,089	0.17%
Integra Telecom, Inc., 1st Lien Term Loan, LIBOR + 8.5%, due 8/31/13 (2)	$1,357,843	1,364,632	0.09%
Interstate Fibernet, Inc., 1st Lien Term Loan, LIBOR + 4%, due 7/31/13	$27,865,993	27,865,993	1.92%
Interstate Fibernet, Inc., 2nd Lien Term Loan, LIBOR + 7.5%, due 7/31/14	$44,752,265	44,752,265	3.08%
NEF Telecom Company BV, 1st Lien Tranche C Term Loan, EURIBOR + 3.50%,
due 8/9/16 - (Netherlands) (3)	€10,752,934	10,592,765	0.73%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan, EURIBOR + 5.5%,
due 2/16/17 - (Netherlands) (3)	€4,103,088	4,368,098	0.30%
Total Wired Telecommunications Carriers		107,628,975

Total Bank Debt (Cost $639,290,942)		658,016,282

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2010

Showing Percentage of Total Cash and Investments of the Registrant

Investment	Principal Amount	Fair Value	Percent of Cash and Investments

Debt Investments (continued)
Other Corporate Debt Securities (31.16%)
Accounting, Tax Preparation, Bookkeeping and Payroll Services (0.21%)
NCO Group, Inc., Senior Secured Floating Rate Notes, LIBOR + 4.875%, due 11/15/13	$1,845,000	$1,512,900	0.10%
NCO Group, Inc., Senior Subordinated Notes, 11.875%, due 11/15/14	$1,845,000	1,659,356	0.11%
Total Accounting, Tax Preparation, Bookkeeping and Payroll Services		3,172,256

Architectural, Engineering, and Related Services (4.45%)
Alion Science & Technology Corporation, Senior Notes, 10.25%, due 2/1/15	$68,596,000	52,132,960	3.59%
Alion Science & Technology Corporation, Senior Secured Notes, 10%
Cash + 2% PIK, due 11/1/14 (5)	$10,380,000	10,535,700	0.73%
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes,
18% PIK, due 3/31/15 (5)	$1,909,158	1,909,158	0.13%
Total Architectural, Engineering, and Related Services		64,577,818

Basic Chemical Manufacturing (1.40%)
Kronos International, Inc., Senior Secured Notes, 6.5%, due 4/15/13 (3)	€17,704,000	20,285,542	1.40%

Data Processing, Hosting and Related Services (0.14%)
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17 (5)	$1,873,000	2,089,481	0.14%

Depository Credit Intermediation (1.06%)
Bank of America Corporation, Fixed Notes, 1.7%, due 12/23/10	$5,000,000	5,036,350	0.35%
Wells Fargo & Company, FDIC Guaranteed Notes, 3%, due 12/9/11	$10,000,000	10,360,300	0.71%
Total Depository Credit Intermediation		15,396,650

Full-Service Restaurants (1.83%)
Real Mex Restaurants, Inc., Senior Secured Notes, 14%, due 1/1/13	$27,054,000	26,512,920	1.83%

Gambling Industries (2.75%)
Harrah's Operating Company Inc., Senior Secured Notes, 10%, due 12/15/18	$47,983,000	39,945,848	2.75%
Harrah's Operating Company Inc., Senior Secured Notes, 11.25%, due 6/1/17	$50,000	54,250	0.00%
Total Gambling Industries		40,000,098

Home Furnishings Stores (0.03%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$9,189,000	452,834	0.03%

Industrial Machinery Manufacturing (1.29%)
GSI Group Corporation, Senior Notes, 11%, due 8/20/13 (4), (5)	$20,743,000	18,772,415	1.29%

Nondepository Credit Intermediation (1.12%)
General Electric Capital Corporation, FDIC Guaranteed Notes, 1.8%, due 3/11/11	$7,500,000	7,584,900	0.52%
General Electric Capital Corporation, FDIC Guaranteed Notes, 3%, due 12/9/11	$8,500,000	8,755,340	0.60%
Total Nondepository Credit Intermediation		16,340,240

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2010

Showing Percentage of Total Cash and Investments of the Registrant

Investment	Principal Amount or Shares	Fair Value	Percent of Cash and Investments

Debt Investments (continued)
Offices of Real Estate Agents and Brokers (0.66%)
Realogy Corporation, Senior Subordinated Notes, 12.375%, due 4/15/15	$13,099,000	$9,595,018	0.66%

Oil and Gas Extraction (0.85%)
Forbes Energy Services, Senior Secured Notes, 11%, due 2/15/15	$8,096,000	7,650,558	0.53%
Seitel, Inc., Senior Notes, 9.75%, due 2/15/14 (5)	$5,789,000	4,650,940	0.32%
Total Oil and Gas Extraction		12,301,498

Other Amusement and Recreation Industries (0.02%)
Bally Total Fitness Holdings, Inc., Senior Subordinated Notes, 14% Cash
or 15.625% PIK, due 10/1/13 (4), (5)	$15,143,791	221,705	0.02%

Other Financial Investment Activities (0.70%)
State Street Corporation, Fixed Notes, 1.85%, due 3/15/11	$10,000,000	10,113,500	0.70%

Other Professional, Scientific and Technical Services (1.03%)
MSX International, Inc., Senior Secured 2nd Lien Notes, 12.5%, due 4/1/12 -
(France, Germany, United Kingdom) (5)	$19,163,000	14,984,125	1.03%

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments
Manufacturing (2.78%)
AGY Holding Corporation, Senior Secured 2nd Lien Notes, 11%, due 11/15/14	$46,879,000	40,550,335	2.78%

Satellite Telecommunications (1.29%)
Satelites Mexicanos, Senior Secured FRN, LIBOR + 8.75%, due 11/30/11	$19,699,380	18,788,284	1.29%

Scheduled Air Transportation (2.85%)
United Air Lines, Inc., Aircraft Secured Mortgage (N508UA), 20%, due 8/25/16 (5)	$2,383,665	3,099,956	0.21%
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16 (5)	$5,398,657	7,039,848	0.49%
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16 (5)	$5,404,122	7,065,890	0.49%
United Air Lines, Inc., Aircraft Secured Mortgage (N530UA), 20%, due 11/25/13 (5)	$2,234,692	2,765,431	0.19%
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14 (5)	$5,201,981	5,893,844	0.41%
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15 (5)	$6,111,042	7,058,254	0.49%
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16 (5)	$6,345,248	8,299,584	0.57%
Total Scheduled Air Transportation		41,222,807

Securities and Commodity Contracts Intermediation and Brokerage (0.86%)
Goldman Sachs Group, Inc., FDIC Guaranteed Notes, 1.7%, due 3/15/11	$2,500,000	2,519,750	0.17%
JP Morgan Chase & Co., FDIC Guaranteed Notes, 1.65%, due 2/23/11	$10,000,000	10,067,700	0.69%
Total Securities and Commodity Contracts Intermediation and Brokerage		12,587,450

Sporting Goods, Hobby and Musical Instrument Stores (0.75%)
Michaels Stores, Inc., Senior Subordinated Notes, 11.375%, due 11/1/16	$10,000,000	10,850,000	0.75%

Support Activities for Mining (0.95%)
Allis-Chalmers Energy, Senior Unsecured Notes, 8.5%, due 3/1/17	$15,489,000	13,821,609	0.95%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2010

Showing Percentage of Total Cash and Investments of the Registrant

Investment	Principal Amount or Shares	Fair Value	Percent of Cash and Investments

Debt Investments (continued)
Wired Telecommunications Carriers (3.39%)
Hawaiian Telcom Communications, Senior FRN, LIBOR + 5.5%, due 5/1/13 (4), (5)	$12,870,000	$353,925	0.02%
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 10% PIK,
due 8/16/17 - (Netherlands) (3), (5), (7)	€45,335,541	37,759,587	2.60%
Zayo Group, LLC, 1st Lien Senior Secured Notes, 10.25%, due 3/15/17 (5)	$11,067,000	11,168,451	0.77%
Total Wired Telecommunications Carriers		49,281,963

Wireless Telecommunications Carriers (except Satellite) (0.75%)
Clearwire Communications LLC, Senior Secured Notes, 12%, due 12/1/15 (5)	$7,378,000	7,549,834	0.52%
Clearwire Communications LLC, Senior Secured Notes, 12%, due 12/1/15	$3,315,000	3,392,206	0.23%
Total Wireless Telecommunications Carriers (except Satellite)		10,942,040

Total Other Corporate Debt Securities (Cost $476,848,865)		452,860,588

Total Debt Investments (Cost $1,116,139,807)		1,110,876,870

Equity Securities (7.33%)
Activities Related to Credit Intermediation (0.54%)
Online Resources Corporation, Common Stock (4)	1,959,400	7,896,382	0.54%

Architectural, Engineering, and Related Services (0.54%)
Alion Science and Technology Corporation, Warrants (4), (5)	10,380	-	0.00%
ESP Holdings, Inc., 15% PIK, Preferred Stock (4), (5)	13,355	1,786,055	0.12%
ESP Holdings, Inc., Common Stock (4), (5)	29,156	6,129,818	0.42%
Total Architectural, Engineering, and Related Services		7,915,873

Data Processing, Hosting, and Related Services (0.52%)
GXS Holdings, Inc., Common Stock (4), (5)	2,611,059	-	0.00%
GXS Holdings, Inc., Series A Preferred Stock (4), (5)	104,442	7,581,458	0.52%
Total Data Processing, Hosting, and Related Services		7,581,458

Depository Credit Intermediation (0.60%)
Doral GP Ltd., GP Interest (2), (4), (5), (6)	100	225	0.00%
Doral Holdings, LP Interest (4), (5)	1,914,363	8,686,627	0.60%
Total Depository Credit Intermediation		8,686,852

Gambling Industries (0.20%)
Tropicana Entertainment, Inc., Common Stock (4), (5)	180,844	2,950,000	0.20%

Industrial Machinery Manufacturing (0.04%)
GSI Group, Inc., Common Stock (4), (5)	578,680	622,081	0.04%

Motor Vehicle Manufacturing (0.01%)
Fleetwood Enterprises, Inc., Common Stock (2), (4), (6)	21,983,425	96,727	0.01%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2010

Showing Percentage of Total Cash and Investments of the Registrant

Investment	Principal Amount or Shares		Fair Value	Percent of Cash and Investments

Equity Securities (continued)
Radio and Television Broadcasting (0.23%)
Broadcast Facilities, Inc., Common Stock (2), (4), (5), (6)		661,765	$3,375,000	0.23%

Scheduled Air Transportation (0.75%)
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA) (5)		225	2,125,329	0.15%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA) (5)		224	2,117,918	0.15%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA) (5)		225	2,074,125	0.14%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA) (5)		217	2,117,049	0.15%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA) (5)		224	2,356,146	0.16%
Total Scheduled Air Transportation			10,790,567

Wired Telecommunications Carriers (3.90%)
Integra Telecom, Inc. Common Stock (2), (4), (5), (6)		10,080,250	53,320,311	3.67%
Integra Telecom, Inc. Warrants (2), (4), (5), (6)		3,018,747	374,800	0.03%
ITC^DeltaCom, Inc., Common Stock (4), (5)		1,120,569	2,263,549	0.16%
NEF Kamchia Co-Investment Fund, LP Interest - (Cayman Islands) (3), (4), (5)		6,550,500	610,926	0.04%
Total Wired Telecommunications Carriers			56,569,586

Total Equity Securities (Cost $156,559,625)			106,484,526

Total Investments (Cost $1,272,699,432) (7)			1,217,361,396

Cash and Cash Equivalents (16.11%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.02%,
Collateralized by Federal Home Loan Bank Discount Note		$10,000,000	10,000,000	0.69%
Chevron Funding Corporation, Commercial Paper, 0.14%, 4/1/10		$28,000,000	28,000,000	1.93%
General Electric Capital Corporation, Commercial Paper, 0.03%, 4/1/10		$11,000,000	11,000,000	0.76%
American Express Credit Corporation, Commercial Paper, 0.12%, 4/7/10		$18,000,000	17,999,640	1.24%
Toyota Motor Credit Corporation, Commercial Paper, 0.19%, 4/7/10		$14,000,000	13,999,557	0.96%
General Electric Capital Corporation, Commercial Paper, 0.14%, 4/15/10		$19,000,000	18,998,966	1.31%
Union Bank of California, Commercial Paper, 0.20%, 4/15/10		$10,000,000	9,999,222	0.69%
Citicorp Funding, Inc., Commercial Paper, 0.19%, 4/22/10		$20,000,000	19,997,783	1.38%
Chevron Funding Corporation, Commercial Paper, 0.15%, 4/27/10		$20,000,000	19,997,833	1.38%
American Express Credit Corporation, Commercial Paper, 0.18%, 4/29/10		$10,000,000	9,998,600	0.69%
American Express Credit Corporation, Commercial Paper, 0.19%, 4/29/10		$20,000,000	19,997,044	1.38%
Union Bank of California, Commercial Paper, 0.19%, 5/10/10		$18,000,000	17,996,295	1.24%
General Electric Capital Corporation, Commercial Paper, 0.18%, 5/17/10		$18,000,000	17,995,860	1.24%
Cash Denominated in Foreign Currency (Cost $273)	CAD	160	157	0.00%
Cash Denominated in Foreign Currency (Cost $12,320,263)		€8,874,267	11,989,135	0.83%
Cash Denominated in Foreign Currency (Cost $1,309)		£366	555	0.00%
Cash Held on Account at Various Institutions		$5,659,085	5,659,085	0.39%
Total Cash and Cash Equivalents			233,629,732

Total Cash and Investments			$1,450,991,128	100.00%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2010

Notes to Statement of Investments:

(1)
Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)
Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer).  Changes to investments in securities of affiliated issuers and interest and dividends earned on such securities during the three months ended March 31, 2010 were as follows:

Investment	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period	Interest and Dividends Earned
Broadcast Facilities, Inc., 1st Lien Revolver, 13%, due 12/13/14	$-	$8,184,375	$-	$3,600,000	$137,031
Broadcast Facilities, Inc., 1st Lien Term Loan, 13%, due 12/13/14	-	61,655,625	-	64,039,219	1,720,541
Broadcast Facilities, Inc., Common Stock	-	-	-	3,375,000	-
Doral GP Ltd., GP Interest	225	-	-	225	-
Fleetwood Enterprises, Inc., Common Stock	53,418	-	5,836	96,727	-
Integra Telecom, Inc., 1st Lien Term Loan, LIBOR + 8.5%,
due 8/31/13	1,368,558	-	-	1,364,632	35,790
Integra Telecom, Inc. Common Stock	51,503,558	-	-	53,320,311	-
Integra Telecom, Inc. Warrants	202,300	-	-	374,800	-

(3) Principal amount denominated in euros. Amortized cost and fair value converted from euros to U.S. dollars.

(4) Non-income producing security.

(5) Restricted security.

(6) Not a controlling position.

(7) Includes investments with an aggregate fair value of $76,999,995 that have been segregated to collateralize certain unfunded commitments.

Aggregate purchases and aggregate sales of investments, other than Government securities, totaled $248,510,405 and $200,030,899, respectively. Aggregate purchases includes investment assets received as payment in-kind.  Aggregate sales includes principal paydowns on debt investments.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $1,272,699,432.  Net unrealized depreciation aggregated $55,338,036, of which $122,536,493 related to appreciated investments and $177,874,529 related to depreciated investments.

The total value of restricted securities and bank debt as of March 31, 2010 was $907,725,827 or 62.56% of total cash and investments of the Registrant.

See accompanying notes.

Investments of the Registrant may be categorized based on the types of inputs used in valuing such investments.  The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety.  Transfers between levels are recognized as of the beginning of the reporting period.  At March 31, 2010, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$-	$7,896,382
2	Other observable market inputs*	306,350,123	352,974,916	11,046,904
3	Independent third-party pricing sources that employ significant unobservable inputs	351,666,159	99,663,967	79,959,557
3	Internal valuations with significant unobservable inputs	-	221,705	7,581,683
Total		$658,016,282	$452,860,588	$106,484,526

* E.g. quoted prices in inactive markets or quotes for comparable instruments

Changes in investments categorized as Level 3 during the three months ended March 31, 2010 were as follows:

	Independent Third Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$282,922,138	$109,280,256	$65,282,802
Net realized and unrealized gains (losses)	5,102,214	(9,199,219)	(1,478,562)
Net acquisitions and dispositions	63,641,807	(417,070)	9,450,855
Net transfers into (out of) category	-	-	6,704,462
Ending balance	$351,666,159	$99,663,967	$79,959,557

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$5,102,214	$(9,199,219)	$(1,478,562)

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$-	$235,752	$14,296,589
Net realized and unrealized gains (losses)	-	(14,047)	(10,444)
Net acquisitions and dispositions	-	-	(6,704,462)
Net transfers into (out of) category	-	-	-
Ending balance	$-	$221,705	$7,581,683

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$-	$(14,047)	$(10,444)

Acquisition date and cost of restricted securities of unaffiliated issuers held at March 31, 2010 were as follows:

Investment	Acquisition Date	Cost

Alion Science & Technology Corporation, Senior Secured Notes, 10% Cash + 2% PIK, due 11/1/14	3/10/10	$9,427,978
Alion Science and Technology Corporation, Warrants	3/10/10	695,979
Bally Total Fitness Holdings, Inc., Senior Subordinated Notes, 14% Cash or 15.625% PIK, due 10/1/13	10/1/07	13,374,972
Clearwire Communications LLC, Senior Secured Notes, 12%, due 12/1/15	11/24/09	7,226,382
Doral Holdings, LP Interest	7/12/07	24,911,825
ESP Holdings, Inc., 15% PIK, Preferred Stock	10/7/09	30,975
ESP Holdings, Inc., Common Stock	10/7/09	6,414
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 18% PIK, due 3/31/15	10/7/09	396,706
GSI Group Corporation, Senior Notes, 11%, due 8/20/13	8/20/08	18,454,996
GSI Group, Inc., Common Stock	8/20/08	3,030,191
GXS Holdings, Inc., Common Stock	3/28/08	2,510,633
GXS Holdings, Inc., Series A Preferred Stock	3/28/2008	100,425
Hawaiian Telcom Communications, Senior FRN, LIBOR + 5.5%, due 5/1/13	Various 2008	5,025,972
ITC^DeltaCom, Inc., Common Stock	Various 2008 & 2009	621,900
MSX International, Inc., Senior Secured 2nd Lien Notes, 12.5%, due 4/1/12	Various 2010	13,988,990
NEF Kamchia Co-Investment Fund, LP Interest	7/31/07	8,982,701
Seitel, Inc., Senior Notes, 9.75%, due 2/15/14	Various 2009 & 2010	3,975,015
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17	6/17/09	1,781,860
Tropicana Entertainment, Inc., Common Stock	3/8/10	9,612,500
United Air Lines, Inc., Aircraft Secured Mortgage (N508UA), 20%, due 8/25/16	8/26/09	2,383,665
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16	8/27/09	5,398,657
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16	8/27/09	5,404,122
United Air Lines, Inc., Aircraft Secured Mortgage (N530UA), 20%, due 11/25/13	8/26/09	2,234,692
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14	12/21/09	5,201,981
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15	12/17/09	6,111,042
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16	8/26/09	6,345,248
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA)	8/27/09	1,354,200
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA)	8/27/09	1,348,735
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA)	12/21/09	1,513,572
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA)	12/17/09	1,687,777
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA)	8/26/09	1,583,616
Zayo Group, LLC, 1st Lien Senior Secured Notes, 10.25%, due 3/15/17	3/5/10	10,932,157

ITEM 2.	CONTROLS AND PROCEDURES.

(a)           The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b)           Not applicable.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP

By:  /s/ Hugh Steven Wilson
Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Hugh Steven Wilson
Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  June 1, 2010

By:  /s/ Paul L. Davis
Name:  Paul L. Davis
Title:  Chief Financial Officer
Date:  June 1, 2010